6 .PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS	6 Months Ended
Jun. 30, 2017
Property Equipment And Leasehold Improvements
6. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Property, equipment and leasehold improvement consists of:

	June 30, 2017	December 31, 2016
Furniture and fixtures	$531,255	$65,311
Computers and equipment	308,422	41,656
Leasehold improvements	352,644	7,649
	1,192,321	114,616
Less: accumulated depreciation	(120,615)	(79,428)
	$1,071,706	$35,188

The Company depreciates furniture and fixtures over a useful life of between five and seven years, computer and equipment over a useful life of between three and five years and leasehold improvements over the remaining term of the related leases. On June 1, 2017, the Company entered into a sublease agreement for one of its offices in Los Angeles. As part of the sublease agreement, the Company agreed to allow the subtenant to acquire the fixed assets in the office. As a result, the Company wrote off $64,814 of property, equipment and leasehold improvements and $36,789 of accumulated depreciation. This resulted in a loss in the amount of $28,025 that was recorded on the condensed consolidated statement of operations for each of the three and six months ended June 30, 2017 as loss on disposal of furniture, office equipment and leasehold improvements. The balances as of June 30, 2017 include the provisional amounts of the Company’s newly acquired subsidiary 42West. (See note 4)